Consolidated Balance Sheets (Parentheticals)	Jan. 31, 2012	Jan. 31, 2011
Common shares, shares authorized
Common shares, shares issued	62,432,727	61,741,702
Common shares, shares outstanding	62,432,727	61,741,702